Income tax and deferred tax (Details 2) - ARS ($) $ in Millions			12 Months Ended
	Apr. 03, 2025	Jan. 07, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Income for the year before taxes			$ 291,332	$ 254,257	$ 521,881
Applicable tax rate	6.50%	9.99%	35.00%	35.00%	35.00%
Result for the year at the tax rate			$ (101,966)	$ (88,990)	$ (182,658)
Gain on net monetary position			141,911	417,192	283,398
Adjustment effect on tax inflation			(95,566)	(227,248)	(369,523)
Non-taxable income			(393)	(137)	(107)
Difference between provision and tax return			3,918	2,907	(1,223)
Income tax (expense) benefit			$ (52,096)	$ 103,724	$ (270,113)